Commitments and Contingencies (Narrative) (Details) $ in Thousands		3 Months Ended	9 Months Ended
	Jan. 01, 2019 property lease	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) lease	Dec. 31, 2018 USD ($)	Aug. 31, 2015 USD ($)
Lessee, Lease, Description [Line Items]
Number of operating lease contracts | lease	11		8
Number of finance lease contracts | lease			6
Operating lease, right-of-use asset		$ 7,200	$ 7,200
Operating lease, liability		$ 9,127	$ 9,127
Remaining lease term		42 years 4 months 24 days	42 years 4 months 24 days
Weighted average discount rate, percent		7.34%	7.34%
Operating lease payments		$ 200	$ 600
Operating lease liability		200	700
Asset purchase and development agreement					$ 82,000
Amount funded		96,000	96,000
Construction in progress		85,960	85,960	$ 80,598
Funding in excess of original obligation		14,000	14,000
Funding commitment		72,000	$ 72,000
Minimum
Lessee, Lease, Description [Line Items]
Renewal term			13 years 1 month 6 days
Maximum
Lessee, Lease, Description [Line Items]
Renewal term			88 years
Land
Lessee, Lease, Description [Line Items]
Number of operating lease contracts | property	17
Construction in progress		10,000	$ 10,000
Construction in Progress
Lessee, Lease, Description [Line Items]
Construction in progress		$ 86,000	$ 86,000